FAIR VALUE OF FINANCIAL INSTRUMENTS - Schedule of Carrying Amount and Fair Value of Financial Instruments (Details) - USD ($) $ in Millions	Jun. 30, 2025	Dec. 31, 2024	Jun. 30, 2024	Dec. 31, 2023
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivative Asset, Statement of Financial Position [Extensible Enumeration]	Other invested assets	Other invested assets
Assets, Fair Value Disclosure [Abstract]
Available-for-sale fixed maturity securities	$ 56,222
Equity securities	7,530	$ 3,854
Mortgage loans on real estate, net of allowance	11,469	12,426
Real estate partnerships	4,205	3,438
Policy loans	257	276
Short-term investments	4,454	4,400
Cash and cash equivalents	13,091	12,243
Other assets – market risk benefit assets	2,668	2,461
Separate account assets	1,322	1,343
Financial liabilities
Policyholders’ account balances – embedded derivative	6,320	1,160
Market risk benefits	4,227	3,655
Separate account liabilities	1,322	1,343	$ 1,266	$ 1,189
Amounts loaned under reverse repurchase agreements	400	400
Fair value
Financial liabilities
Amounts loaned under reverse repurchase agreements	1,000	783
Carrying Amount
Assets, Fair Value Disclosure [Abstract]
Available-for-sale fixed maturity securities	56,222	53,802
Equity securities	7,530	3,854
Mortgage loans on real estate, net of allowance	11,469	12,426
Private loans, net of allowance	6,752	5,204
Real estate partnerships	2,295	1,487
Policy loans	257	276
Short-term investments	4,454	4,400
Derivative assets	1,160	1,361
Separately managed accounts	61	71
Other	846	956
Cash and cash equivalents	13,091	12,243
Reinsurance funds withheld – embedded derivative	6	18
Other assets – market risk benefit assets	1,034	856
Separate account assets	1,322	1,343
Total financial assets	106,499	98,297
Financial liabilities
Policyholders’ account balances – embedded derivative	6,257	1,123
Market risk benefits	4,227	3,655
Notes payable	200	189
Corporate and subsidiary borrowings	4,511	4,351
Funds withheld for reinsurance liabilities – embedded derivative	63	37
Other liabilities – derivative liabilities	169	27
Separate account liabilities	1,322	1,343
Total financial liabilities	16,749	10,725
Fair Value
Assets, Fair Value Disclosure [Abstract]
Available-for-sale fixed maturity securities	56,222	53,802
Equity securities	7,530	3,854
Mortgage loans on real estate, net of allowance	11,392	12,240
Private loans, net of allowance	6,767	5,320
Real estate partnerships	2,295	1,487
Policy loans	257	276
Short-term investments	4,454	4,400
Derivative assets	1,160	1,361
Separately managed accounts	61	71
Other	846	958
Cash and cash equivalents	13,091	12,243
Reinsurance funds withheld – embedded derivative	6	18
Other assets – market risk benefit assets	1,034	856
Separate account assets	1,322	1,343
Total financial assets	106,437	98,229
Financial liabilities
Policyholders’ account balances – embedded derivative	6,257	1,123
Market risk benefits	4,227	3,655
Notes payable	200	189
Corporate and subsidiary borrowings	4,566	4,371
Funds withheld for reinsurance liabilities – embedded derivative	63	37
Other liabilities – derivative liabilities	169	27
Separate account liabilities	1,322	1,343
Total financial liabilities	16,804	10,745
Not subject to fair value hierarchy
Assets, Fair Value Disclosure [Abstract]
Other	649	637
Separate account assets	30	31
Financial liabilities
Derivative cash collaterals	$ 1,000	$ 1,300